Commitments and Contingencies (Details Textual) € in Millions, $ in Millions				1 Months Ended						3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 03, 2015 USD ($)	Jan. 21, 2015 USD ($)	Jan. 15, 2014 USD ($)	Jul. 31, 2014 analysts	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Jun. 30, 2011 USD ($)	Jun. 30, 2011 EUR (€)	Dec. 31, 2003 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 31, 2005 USD ($)	Oct. 31, 2005 EUR (€)
Loss Contingencies [Line Items]
Sale of equity investment in Rock-McGraw, Inc., percentage									45.00%
Sale Leaseback Transaction, Rent Expense										$ 2.0	$ 4.0
Percentage of leased building space, company												17.00%
Proceeds from the disposition of equity investment in Rock-McGraw									$ 382.0
Pre-tax gain from Sale of equity investment in Rock-McGraw									131.0
After-tax gain from Sale of equity investment in Rock-McGraw									58.0
Pre-tax gain pursuant to sale-leaseback accounting rules									212.0
After-tax gain pursuant to sale-leaseback accounting rules									$ 126.0
Deferred gain										4.0	4.0	$ 7.0	$ 60.0
Gain amortized during year												21.0
Accelerated recognition of deferred gain												16.0
Interest expense with operating lease										$ 1.0	$ 1.0	$ 2.0
Financial Crisis Litigation [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Damages awarded	$ 687.5
Financial Crisis Litigation [Member] | Arizona, Arkansas, California, Connecticut, Colorado, Delaware, Idaho, Illinois, Indiana, Iowa, Maine, Mississippi, Missouri, New Jersey, North Carolina, Pennsylvania, South Carolina, Tennessee and Washington, and the District of Columbia | Subsequent Event [Member]
Loss Contingencies [Line Items]
Damages awarded	687.5
Financial Crisis Litigation [Member] | California | Subsequent Event [Member]
Loss Contingencies [Line Items]
Damages awarded	$ 125.0
U.S. Securities and Exchange Commission [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Penalties awarded		$ 58.0
Disgorgement and prejudgement interest paid		7.0
U.S. Securities and Exchange Commission [Member] | New York and the Commonwealth of Massachusetts [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Damages awarded		$ 19.0
Italian Administrative Court [Member]
Loss Contingencies [Line Items]
Damages sought			$ 234,000.0
Parmalat Litigation [Member]
Loss Contingencies [Line Items]
Damages claimed														$ 4,100.0	€ 4,100.0
Rating fees paid					$ 1.1	€ 1.1	$ 0.8	€ 0.8
Number of analysts served notice of completion | analysts				8